NON-CONTROLLING INTEREST - Non-controlling interests (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of noncontrolling interest [line items]
Assets	$ 327,859,383	$ 301,181,596
Liabilities	294,696,465	269,661,180
Total income	46,492,667	47,658,238	$ 37,274,770
Net Income	2,191,477	2,177,116	4,869,133
OCI - Controlling	2,937,610	2,739,643	1,706,258
Cash flow from operating activities	782,289	6,005,501	$ (222,124)
Corporacion Financiera Colombiana S.A.
Disclosure of noncontrolling interest [line items]
Assets	60,633,378	57,281,194
Liabilities	44,307,226	41,759,075
Total income	31,182,332	21,924,701
Net Income	865,830	1,530,167
OCI - Controlling	843,617	518,906
Cash flow from operating activities	(521,510)	462,627
Banco de Bogota S.A.
Disclosure of noncontrolling interest [line items]
Assets	150,719,626	137,474,034
Liabilities	133,877,249	121,705,013
Total income	21,859,888	7,426,045
Net Income	1,098,248	968,934
OCI - Controlling	22,520	(470,967)
Cash flow from operating activities	2,288,431	4,939,701
Banco de Occidente S.A.
Disclosure of noncontrolling interest [line items]
Assets	78,400,182	68,601,785
Liabilities	72,414,391	62,913,703
Total income	12,158,685	3,751,270
Net Income	481,048	479,557
OCI - Controlling	(47,342)	(70,255)
Cash flow from operating activities	22,940	1,527,081
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of noncontrolling interest [line items]
Assets	3,913,208	3,571,979
Liabilities	672,796	700,357
Total income	3,514,552	1,184,591
Net Income	654,117	560,210
OCI - Controlling	(18,642)	(14,502)
Cash flow from operating activities	295,257	189,272
Banco Comercial AV Villas S.A.
Disclosure of noncontrolling interest [line items]
Assets	19,167,670	18,913,324
Liabilities	17,477,831	17,171,402
Total income	3,333,816	1,144,236
Net Income	(134,365)	(241,004)
OCI - Controlling	117,164	34,174
Cash flow from operating activities	(822,967)	(382,392)
Banco Popular S.A.
Disclosure of noncontrolling interest [line items]
Assets	88,381,205	85,370,710
Liabilities	70,152,858	67,656,734
Total income	35,736,061	39,314,924
Net Income	534,340	(184,616)
OCI - Controlling	66,216	21,218
Cash flow from operating activities	(925,651)	$ 126,336
Aval Casa de Bolsa S.A
Disclosure of noncontrolling interest [line items]
Assets	188,911
Liabilities	139,218
Total income	124,549
Net Income	807
OCI - Controlling	(2,898)
Cash flow from operating activities	30,100
Aval Fiduciaria S.A
Disclosure of noncontrolling interest [line items]
Assets	281,792
Liabilities	224,934
Total income	314,889
Net Income	12,924
OCI - Controlling	(7,346)
Cash flow from operating activities	$ 35,671